Net Loss Per Share (Details)	2 Months Ended	3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2019 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 19, 2018 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Nov. 30, 2020	Nov. 06, 2020
Numerator:
Net (loss) income | $	$ (2,300)	$ (432,034)	$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)		$ (435,441)	$ (3,395,574)	$ (867,475)	$ (5,812,234)		$ (8,339,904)
Class A common stock
Numerator:
Net income (loss) | shares	0	(23,000,000)	(23,000,000)	(23,000,000)	(23,000,000)	(23,000,000)	(4,802,198)		(23,000,000)	(13,901,099)	(23,000,000)	(16,956,204)		(18,475,410)
Net (loss) income | $														$ (6,399,368)
Denominator:
Basic weighted average shares outstanding | shares		23,000,000			23,000,000						23,000,000	16,956,204
Income (loss) per share attributable to TOI Parent, Inc. common stockholders
Basic | $ / shares		$ (0.02)			$ (0.08)						$ (0.03)	$ (0.26)
Diluted | $ / shares		$ (0.02)			$ (0.08)						$ (0.03)	$ (0.26)
Class B common stock
Numerator:
Net income (loss) | shares	(5,000,000)		(5,750,000)	(5,750,000)	(5,750,000)	(5,750,000)	(5,156,593)		(5,750,000)	(5,453,297)		(5,552,920)		(5,602,459)	(5,000,000)
Net (loss) income | $														$ (1,940,536)	$ (2,300)
Denominator:
Basic weighted average shares outstanding | shares		5,750,000			5,750,000						5,750,000	5,552,920
Income (loss) per share attributable to TOI Parent, Inc. common stockholders
Basic | $ / shares		$ (0.02)			$ (0.08)						$ (0.03)	$ (0.26)
Diluted | $ / shares		$ (0.02)			$ (0.08)						$ (0.03)	$ (0.26)
TOI Parent Inc.
Net Loss Per Share
Conversion ratio																0.1	0.10
Numerator:
Net income (loss) | shares								(10,000)						(23,786)	(10,000)
Net (loss) income | $		$ (2,980,123)	$ 3,204,025	$ (994,650)	$ (675,948)	$ 1,018,188	$ (9,845,729)	$ (1,993,628)			$ (770,748)	$ (9,503,489)	$ 5,941,602	$ (14,321,235)	$ (4,021,395)
Denominator:
Basic weighted average shares outstanding | shares		114,510			10,000						114,510	10,000
Income (loss) per share attributable to TOI Parent, Inc. common stockholders
Basic | $ / shares		$ 114,510			$ 10,000						$ 114,510	$ 10,000
Diluted | $ / shares		$ (26.03)			$ (67.59)						$ (6.73)	$ (950.35)